Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2023
Recent Accounting Pronouncements [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 2—RECENT ACCOUNTING PRONOUNCEMENTS

The Company considers the applicability and impact of all Accounting Standards Updates (“ASUs”) issued by the Financial Accounting Standards Board (“FASB”). The Company has evaluated all recent accounting pronouncements and determined that the adoption of pronouncements applicable to the Company has not had or is not expected to have a material impact on the Company’s condensed consolidated financial statements.